Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower U.S. Government Securities Fund
Institutional Class Ticker: MXDQX
Investor Class Ticker: MXGMX
(the “Fund”)Supplement dated January 24, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedEmpower Capital Management, LLC (“ECM”) is the investment adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At meetings held on October 5-6, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved the appointment of Western Asset Management Company, LLC (“WAMCO”) as the sub-adviser of the Fund effective on or about February 26, 2024 (the “Effective Date”). On the Effective Date, ECM will remain the investment adviser of the Fund while WAMCO will be responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that have been issued or guaranteed by the U.S. government or its agencies or instrumentalities. Ordinarily such securities will have principal and interest guaranteed by the U.S. government or its agencies or instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities. The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities, which count towards the Fund’s 80% policy.The Fund invests primarily in investment grade securities and may invest in securities of any maturity. Up to 20% of the Fund’s net assets may be invested in securities that are not issued or guaranteed by the U.S. government or its agencies or instrumentalities, including asset-backed securities. The Fund may also invest in derivatives, including but not limited to futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Western Asset Management Company, LLC (the “Sub-Adviser” or “WAMCO”). WAMCO emphasizes long-term fundamental value investing that integrates top-down macroeconomic decisions with bottom-up issuer selection.
Empower US Government Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower U.S. Government Securities Fund
Institutional Class Ticker: MXDQX
Investor Class Ticker: MXGMX
(the “Fund”)Supplement dated January 24, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedEmpower Capital Management, LLC (“ECM”) is the investment adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At meetings held on October 5-6, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved the appointment of Western Asset Management Company, LLC (“WAMCO”) as the sub-adviser of the Fund effective on or about February 26, 2024 (the “Effective Date”). On the Effective Date, ECM will remain the investment adviser of the Fund while WAMCO will be responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that have been issued or guaranteed by the U.S. government or its agencies or instrumentalities. Ordinarily such securities will have principal and interest guaranteed by the U.S. government or its agencies or instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities. The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities, which count towards the Fund’s 80% policy.The Fund invests primarily in investment grade securities and may invest in securities of any maturity. Up to 20% of the Fund’s net assets may be invested in securities that are not issued or guaranteed by the U.S. government or its agencies or instrumentalities, including asset-backed securities. The Fund may also invest in derivatives, including but not limited to futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Western Asset Management Company, LLC (the “Sub-Adviser” or “WAMCO”). WAMCO emphasizes long-term fundamental value investing that integrates top-down macroeconomic decisions with bottom-up issuer selection.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that have been issued or guaranteed by the U.S. government or its agencies or instrumentalities. Ordinarily such securities will have principal and interest guaranteed by the U.S. government or its agencies or instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities. The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities, which count towards the Fund’s 80% policy.The Fund invests primarily in investment grade securities and may invest in securities of any maturity. Up to 20% of the Fund’s net assets may be invested in securities that are not issued or guaranteed by the U.S. government or its agencies or instrumentalities, including asset-backed securities. The Fund may also invest in derivatives, including but not limited to futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Western Asset Management Company, LLC (the “Sub-Adviser” or “WAMCO”). WAMCO emphasizes long-term fundamental value investing that integrates top-down macroeconomic decisions with bottom-up issuer selection.